RENTALS AND LEASES	12 Months Ended
Dec. 31, 2019
RENTAL AND LEASES

14. RENTALS AND LEASES

Lessee

The Company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. The Company also maintains a small number of finance leases that in aggregate are not significant.

The Company’s operating lease cost was as follows:

(millions)	2019
Operating lease cost*	$179.8

*Includes immaterial short-term and variable lease costs

Future maturity of operating lease liabilities as of December 31, 2019 is as follows:

(millions)
2020	$ 139
2021	120
2022	89
2023	54
2024	33
Thereafter	96
Total lease payments	531
Less: imputed interest	63
Present value of lease liabilities	$ 468

Total rental expense under the Company’s operating leases was $172 million in 2018 and $196 million in 2017. As of December 31, 2018, identifiable future minimum payments with non-cancelable terms in excess of one year were:

(millions)
2019	$ 138
2020	113
2021	86
2022	59
2023	29
Thereafter	85
Total	$ 510

The Company’s operating leases term and discount rate were as follows:

December 31
2019

Weighted-average remaining lease terms (years)	5.83

Weighted-average discount rate	4.00%

The Company’s other lease information was as follows:

(millions)	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$159.0

Leased assets obtained in exchange for new operating lease liabilities	116.5

Lessor

The Company leases warewashing and water treatment equipment to customers under operating leases.

Gross assets under operating leases recorded in Property, plant and equipment, net is $1,091.7 million and related accumulated depreciation is $606.7 million as of December 31, 2019.

The Company’s operating lease revenue was as follows:

(millions)	2019
Operating lease revenue*	$412.7

*Includes immaterial variable lease revenue

Revenue from operating leases for existing contracts as of December 31, 2019 is as follows:

(millions)
2020	$ 357
2021	273
2022	208
2023	134
2024	55
Thereafter	16
Total lease revenue	$ 1,043

The Company mitigates the risk of residual value subsequent to the lease term by redeploying assets. As such, the Company expects to receive revenue from the operating lease assets through the remaining useful life and therefore subsequent to the initial contract termination date.